Financial liabilities at amortized cost - deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 28,855,065	$ 23,691,130
Total	28,855,065	23,691,130
RDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	21,511,844	21,054,443
Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	6,796,826	2,388,601
CDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 546,395	$ 248,086